Related Party (Details) - USD ($)			6 Months Ended		12 Months Ended
	Dec. 26, 2023	Mar. 29, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 28, 2024
Related Party
Due to related party			$ 456,858		$ 338,506
Due to related party, extensible enumeration			Related party		Related party	Related party
Loans received				$ 120,000
Principal balance of promissory note							$ 224,000
Amortization of discount on note payable			$ 7,000	$ 74,568
VSee Lab, Inc
Related Party
Proceeds from related party towards future operating expenses						$ 127,710
Proceeds from related party towards operating expenses					$ 192,184	18,612
Due to related party					$ 338,506	$ 146,322
Due to related party, extensible enumeration					Related party	Related party
Loans received					$ 190,000	$ 110,000
Note payable, net of discount					220,000	407,131
Amortization of discount on note payable					93,733	15,934
VSee Lab, Inc | CEO
Related Party
Loans received						110,000
VSee Lab, Inc | CEO | Related party promissory note, one
Related Party
Original issue discount (in percent)		10.00%
Principal balance of promissory note		$ 121,000
Annual fixed rate (in percent)		12.00%
Default interest rate (in percent)		26.00%
Note payable, net of discount					121,000
Amortization of discount on note payable					11,000
Accrued fixed interest recognized					17,930
Accrued default interest recognized					14,300
Total interest expense					28,930
Accrued interest included within accounts payable and accrued liabilities					17,930	$ 0
VSee Lab, Inc | CEO | Related party promissory note, two
Related Party
Original issue discount (in percent)		10.00%
Principal balance of promissory note		$ 132,000
Annual fixed rate (in percent)		12.00%
Default interest rate (in percent)		26.00%
Note payable, net of discount					132,000
Amortization of discount on note payable					12,000
Accrued fixed interest recognized					21,120
Accrued default interest recognized					17,100
Total interest expense					33,120
Accrued interest included within accounts payable and accrued liabilities					21,120
VSee Lab, Inc | CEO | Related party promissory note, three
Related Party
Original issue discount (in percent)	10.00%
Principal balance of promissory note	$ 77,000
Annual fixed rate (in percent)	12.00%
Default interest rate (in percent)	26.00%
Note payable, net of discount					70,000
Amortization of discount on note payable					$ 0